FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

December 30, 2016

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 183

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 183 (under the Securities Act of 1933, as amended) and No. 184 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 183”).  PEA 183 is being filed with respect to two new series of the Trust, the Rondure New World Fund and the Rondure Overseas Fund (each, a “Fund”).  Each Fund will offer Investor Class shares and Institutional Class shares.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP